Derivative Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2020
Disclosure Of Derivative Financial Instruments Abstract
Schedule of Derivative Financial Instruments
	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Current liabilities
Foreign exchange contracts	-	1,484